Disclosure of detailed information about warrants, valuation assumptions (Details)		12 Months Ended
	Feb. 08, 2018 CAD ($) yr	Dec. 31, 2018
Statement [Line Items]
Number of warrants granted in share-based payment arrangement	1,452,533	1,452,533
Exercise price	$ 1.75
Market price	$ 1.10
Expected term (years) | yr	2.0
Expected share price volatility	63.80%
Average risk-free interest rate	1.83%
Expected dividend yield	$ 0
FAIR VALUE ASSIGNED	$ 319,000